Net Finance Costs - Summary of Net Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance costs [Line Items]
Interest expense on short-term and long-term debts	¥ 2,623	¥ 3,278	¥ 3,913
Interest expense on lease liabilities	1,607
Less: Interest expense capitalized	(140)	(185)	(327)
Net interest expense	4,090	3,093	3,586
Interest income	(492)	(306)	(429)
Foreign exchange losses	680	423	664
Foreign exchange gains	(639)	(502)	(530)
Net finance costs	¥ 3,639	¥ 2,708	¥ 3,291
Bottom of range [member]
Disclosure of finance costs [Line Items]
Capitalization rate of interest expense in construction in progress per annum	3.50%	3.80%	3.90%
Top of range [member]
Disclosure of finance costs [Line Items]
Capitalization rate of interest expense in construction in progress per annum	4.40%	4.40%	4.90%